CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Cash flows from operating activities:
Net loss	$ (25,271,341)	$ (6,004,833)
Net loss from discontinued operations		(66,918)
Net loss from continuing operations	(25,271,341)	(5,937,915)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Depreciation and amortization	68,991	130,028
Loss on write-off of property and equipment		5,212
Unrealized gain on change in fair value of warrants classified as a liability	(370)	(312,430)
Loss from change in fair value of digital assets	3,818,904
Loss from fair value measurement of investment in digital asset trust	6,032,808
USDC earned for covered call options	(21,573)
Digital assets earned	(3,010)
Warrants issued to consultants	8,826,154
Stock-based compensation	968,064	55,484
Bad debt expense		5,423
Change in operating assets and liabilities:
Accounts receivable	(65,865)	(443,808)
Inventories	(31,293)	89,236
Prepaid expenses, other current assets and deposits	(1,044,207)	233,805
Accounts payable and accrued liabilities	(863,500)	(407,628)
Deferred revenue	(8,513)	43,500
Net cash used in operating activities from continuing operations	(7,594,751)	(6,539,093)
Cash flows from investing activities:
Purchase of digital assets	(2,993,501)
Purchase of property and equipment		(302,198)
Net cash used in investing activities from continuing operations	(2,993,501)	(302,198)
Cash flows from financing activities:
Net proceeds from exercise of warrants	731,764	1,492,772
Capitalized offering costs	(258,268)
Net proceeds from common stock sold on ATM	30,749
Net proceeds from issuance of common stock and pre-funded warrants	8,608,327	5,712,700
Net cash provided by financing activities from continuing operations	9,112,572	7,205,472
CASH FLOWS FROM DISCONTINUED OPERATIONS
Cash provided by operating activities	0	27,984
Net provided by discontinued operations	0	27,984
Net increase in cash, cash equivalents and restricted cash	(1,475,680)	392,165
Cash, cash equivalents and restricted cash at beginning of period	2,424,771	7,181,095
Cash, cash equivalents and restricted cash at end of period	949,091	7,573,260
Less: cash and cash equivalents of discontinued operations		(91,944)
Cash, cash equivalents and restricted cash of continuing operations at end of period	949,091	7,481,316
Non-cash investing and financing activities:
Deemed dividend warrant modifications	32,827	38,826,652
Deferred offering costs included in account payable	74,910
Deferred offering costs reclassified to additional paid in capital	1,010,069
Reclassification of digital assets to receivable	3,712,404
Shares issued upon restricted stock vesting	200
Purchase of BNB tokens with USDC	(5,869,873)
Property and equipment acquired and included in accounts payable		10,923
Warrants exercised, cashlessly	1,102	$ 5,141
ONBC Trust Units
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Loss from fair value measurement of investment in digital asset trust	6,032,808
Non-cash investing and financing activities:
Proceeds received in private placement	11,434,720
USDC
Non-cash investing and financing activities:
Proceeds received in private placement	$ 5,869,873